Restricted Cash	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Restricted Cash

3. Restricted Cash

Restricted cash as of December 31, 2022 and 2021 consisted of the following:

	December 31, 2022	December 31, 2021
Retention accounts	$23,903	$11,276
Restricted bank deposits/Drydock reserves	4,460	13,618
Total Current Restricted Cash	$28,363	$24,894

Cash collateral(*)	$118,471	$100,000
Guarantee deposits	20	20
Restricted bank deposits/Drydock reserves	2,446	2,948
Cash in custody	500	500
Total Non - Current Restricted Cash	121,437	103,468
Total Current and Non - Current Restricted Cash	$149,800	$128,362

(*)	Advances from charterers.